SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	22-0790350
Program's interest in the Savings Plan Master Trust	$ 12,585,301	$ 11,377,802
Participant loans, with varying maturity dates through $2035, and interest rates ranging from 3.25% to 9.50%	35,104	$ 34,626
Total Current Value	$ 12,620,405
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%